Schedule of Basic and Diluted Net Loss Per Share Attributable to Shareholders (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Net loss per share:
Net loss	$ (862,791)	$ (654,640)	$ (6,278,191)	$ (1,517,431)
Weighted-average common shares outstanding - basic	13,089,592		13,565,096
Weighted-average common shares outstanding - diluted	13,089,592		13,565,096
Net loss per share - Basic	$ (0.07)		$ (0.46)
Net loss per share - Diluted	$ (0.07)		$ (0.46)